Concentrations (Details Narrative) (10-K)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Sales Revenue, Net [Member]
Concentration risk percentage	53.60%	56.60%	73.30%	56.90%
Customer [Member]
Concentration risk percentage	10.00%		10.00%